Supplement dated November 15, 2019
to the Prospectus and Statement of Additional Information (SAI), as supplemented, of the following fund (the Fund):
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Core Bond Fund	5/1/2019 and 7/18/2019, respectively
Thomas O’Connor, CFA has announced his intention to retire from Wells Capital Management Incorporated on December 31, 2020. After December 31, 2020, all references to Thomas O’Connor, CFA in the Fund’s Prospectus and SAI are hereby removed.
Shareholders should retain this Supplement for future reference.
S-6546-129 A (11/19)

Supplement dated November 15, 2019
to the Prospectus and Statement of Additional Information (SAI) of the following fund (the Fund):
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
CTIVP ® - Wells Fargo Short Duration Government Fund	5/1/2019 and 7/18/2019, respectively
Thomas O’Connor, CFA has announced his intention to retire from Wells Capital Management Incorporated on December 31, 2020. After December 31, 2020, all references to Thomas O’Connor, CFA in the Fund’s Prospectus and SAI are hereby removed.
Shareholders should retain this Supplement for future reference.
S-6546-130 A (11/19)